Shareholders' equity (Schedule of Fair Value of Options Estimated on Grant Date) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	56.00%	54.00%
Expected term in years	3 years 9 months 10 days	3 years 9 months 10 days
Risk-free interest rate	3.37%	1.87%
Estimated fair value of underlying ordinary shares	$ 20.5	$ 27.55
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	58.00%	57.00%
Expected term in years	5 years 2 months 23 days	4 years 6 months 21 days
Risk-free interest rate	4.22%	4.40%
Estimated fair value of underlying ordinary shares	$ 39.35	$ 81.03